Leases (Details) - Schedule of carrying amounts of lease liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Carrying Amounts of Lease Liabilities [Abstract]
Beginning balance	$ 240,200	$ 319,413
Additions during the year	247,789
Accretion of interest (note 9)	58,610	57,779
Payments	(189,555)	(136,992)
Ending Balance	357,044	240,200
Current	188,245	104,233
Non-current	168,799	135,967
Total	$ 357,044	$ 240,200